Employee Benefits - Reconciliation of the changes in the pension plans defined benefit obligations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	$ (3.4)	$ (2.8)
Interest cost	4.4	4.1
Canada [member] | Pension defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation at beginning of year	(433.2)	(368.7)
Current service cost	(3.4)	(2.8)
Interest cost	(12.1)	(14.1)
Actuarial losses from changes in financial assumptions	(0.1)	(63.0)
Actuarial gains (losses) from experience adjustments	1.9	(0.1)
Employee contributions		(0.1)
Benefits paid	16.2	15.6
Defined benefit obligation at end of year	(430.7)	(433.2)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	(3.0)	(2.4)
Interest cost	1.1	2.1
Foreign [member] | Pension defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation at beginning of year	(147.1)	(132.0)
Current service cost	(3.0)	(2.4)
Interest cost	(1.1)	(2.1)
Actuarial losses from changes in financial assumptions	(1.1)	(19.6)
Actuarial gains (losses) from experience adjustments	1.2	(1.0)
Benefits paid	5.8	6.5
Effect of foreign currency exchange rate changes	(7.8)	3.5
Defined benefit obligation at end of year	$ (153.1)	$ (147.1)